Equity	9 Months Ended
Sep. 30, 2020
Stockholders' Equity Note [Abstract]
Equity

Note 10. Equity

a. Stock-based compensation plans

Stock-based compensation expenses for equity-classified stock options, restricted share units (“RSUs”) and performance stock units ("PSUs") were allocated as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2020	2019	2020	2019
	U.S $ in thousands		U.S $ in thousands

Cost of sales	$524	$475	$1,424	$1,370
Research and development, net	1,587	1,494	4,846	3,764
Selling, general and administrative	2,765	3,466	9,624	10,623
Total stock-based compensation expenses	$4,876	$5,435	$15,894	$15,757

A summary of the Company’s stock option activity for the nine months ended September 30, 2020 is as follows:

	Number of Options	Weighted Average Exercise Price
Options outstanding as of January 1, 2020	1,961,532	$31.16
Granted	360,000	17.10
Exercised	(2,237)	8.09
Forfeited	(145,504)	38.71
Options outstanding as of September 30, 2020	2,173,791	28.34
Options exercisable as of September 30, 2020	1,739,420	$31.03

As of September 30, 2020, the unrecognized compensation cost of $2.1 million related to all unvested, equity-classified stock options is expected to be recognized as an expense over a weighted-average period of 3.2 years.

A summary of the Company’s RSUs and PSUs activity for the nine months ended September 30, 2020 is as follows:

	Number of RSUs and PSUs	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2020	2,362,991	$24.10
Granted	1,425,536	17.80
Vested	(669,477)	23.21
Forfeited	(445,400)	21.97
Unvested as of September 30, 2020	2,673,650	$21.32

The fair value of RSUs and PSUs is determined based on the quoted price of the Company’s ordinary shares on the date of the grant.

As of September 30, 2020, the unrecognized compensation cost of $45.1 million related to all unvested, equity-classified RSUs and PSUs is expected to be recognized as expense over a weighted-average period of 2.7 years.

b. Accumulated other comprehensive loss

The following tables present the changes in the components of accumulated other comprehensive income (loss), net of taxes, for the nine months ended September 30, 2020 and 2019, respectively:

	Nine Months Ended September 30, 2020
	Net Unrealized Loss on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	U.S. $ in thousands

Balance as of January 1, 2020	$(10)	$(7,706)	$(7,716)
Other comprehensive loss before reclassifications	(299)	(611)	(910)
Amounts reclassified from accumulated other comprehensive loss	(663)	-	(663)
Other comprehensive loss	(962)	(611)	(1,573)
Balance as of September 30, 2020	$(972)	$(8,317)	$(9,289)
	Nine Months Ended September 30, 2019
	Net Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	U.S. $ in thousands

Balance as of January 1, 2019	$(627)	$(7,126)	$(7,753)
Other comprehensive income (loss) before reclassifications	1,689	(1,398)	291
Amounts reclassified from accumulated other comprehensive loss	(505)	-	(505)
Other comprehensive income (loss)	1,184	(1,398)	(214)
Balance as of September 30, 2019	$557	$(8,524)	$(7,967)